Leases - Summary of Amounts Related To Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	¥ 804,990	¥ 973,547
Lease liabilities	794,544	979,419
Right-of-use assets [member]
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	804,990	973,547	¥ 914,960	¥ 740,240
Lease liabilities	¥ 794,544	¥ 979,419